FINANCIAL INSTRUMENTS (Schedule of Sensitivity Test) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
5% increase in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from sensitivity test to changes in market price of listed Securities	$ 513	$ 535
5% decrease in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from sensitivity test to changes in market price of listed Securities	(513)	(535)
5% increase in NIS [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	(143)	19
5% decrease in NIS [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	143	(19)
5% increase in Euro [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	(135)	(184)
5% decrease in Euro [Member]
Sensitivity test to changes in foreign currency:
Gain (loss) from sensitivity test to changes in foreign currency	$ 135	$ 184